INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES	INCOME AND SOCIAL CONTRIBUTION TAXES
a)Accounting policy
a.1)Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
a.2)Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of non-deductible goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.
b)Critical estimates and judgments
There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.
The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.
Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.
c)Income and social contribution taxes recoverable

	12.31.2023	12.31.2022
Income taxes recoverable	649,400	542,325
Social contribution taxes recoverable	103,193	80,135
Total	752,593	622,460
d)Income and social contribution taxes payable

	12.31.2023	12.31.2022
Income taxes payable	149,763	80,828
Social contribution taxes payable	50,907	26,674
Total	200,670	107,502

Current	3,515	3,064
Non-current	197,155	104,438
The amounts on December 31, 2023 and 2022, include R$198,205 and R$104,438, respectively, referring to taxes covered by IFRIC 23 (Note 8.g).
e)Deferred taxes
e.1)Breakdown and changes
Below, we present the composition and movement of the main components of deferred income tax (“IR”) and social contribution (“CS”).

	Balance on 12.31.2021	Income statement	Comprehensive income	Balance on Business combination – Garliava (Note 1.3.c)	Balance on 12.31.2022	Income statement	Comprehensive income	Balance on 12.31.2023
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses(1)	2,812,790	(446,080)	—	—	2,366,710	(268,979)	—	2,097,731
Income and social contribution taxes on temporary differences(2)	(6,863,086)	798,889	26,189	218,670	(5,819,338)	400,539	79,573	(5,339,226)
Provision for legal, labor, tax civil and regulatory contingencies	2,079,570	183,889	—	191,930	2,455,389	(65,121)	—	2,390,268
Trade accounts payable and other provision	1,134,942	370,418	—	—	1,505,360	390,283	—	1,895,643
Customer portfolio and trademarks	(236,918)	26,477	—	—	(210,441)	32,283	—	(178,158)
Estimated losses on impairment of accounts receivable	610,332	56,067	—	—	666,399	(44,353)	—	622,046
Estimated losses from modems and other P&E items	125,218	(11,906)	—	68,509	181,821	(71,836)	—	109,985
Pension plans and other post-employment benefits	217,894	14,079	26,335	—	258,308	26,798	79,229	364,335
Profit sharing	163,268	26,480	—	—	189,748	33,672	—	223,420
Licenses	(2,681,921)	228,663	—	—	(2,453,258)	86,856	—	(2,366,402)
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava)	(7,240,590)	—	—	—	(7,240,590)	(203,217)	—	(7,443,807)
Property, plant and equipment of small value	(889,433)	(139,905)	—	—	(1,029,338)	(161,340)	—	(1,190,678)
Technological Innovation Law	(13,093)	3,319	—	—	(9,774)	2,616	—	(7,158)
On other temporary differences (3)	(132,355)	41,308	(146)	(41,769)	(132,962)	373,898	344	241,280
Total deferred tax (Liabilities), non-current	(4,050,296)	352,809	26,189	218,670	(3,452,628)	131,560	79,573	(3,241,495)

Deferred tax assets	7,898,149				8,674,222			9,177,084
Deferred tax liabilities	(11,948,445)				(12,126,850)			(12,418,579)
Deferred tax liabilities, net	(4,050,296)				(3,452,628)			(3,241,495)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	121,748				379,093			177,245
Deferred tax (Liabilities)	(4,172,044)				(3,831,721)			(3,418,740)

(1)Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.
(3)Includes R$320,700 relating to deductible temporary differences arising from the Garliava acquisition whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.
e.2)Unrecognized tax credits
On December 31, 2023 and 2022, the Company has unrecognized deferred tax assets related to IR on tax losses and CS on negative basis on the accounting books of some of its subsidiaries, being: (i) R$24,199 on December 31, 2023 for the subsidiaries POP, Recicla V, TGLog, and CloudCo; and (ii) R$75,003 on December 31, 2022 for the subsidiaries POP, Recicla V, TGLog, CloudCo and TIS as the generation of future taxable profits for the use of these credits is not likely.
On December 31, 2023, the subsidiaries TIS and IoTCo recognized the amounts of R$81,652 and R$6,454, respectively, referring to deferred tax assets relating to IR on tax losses and CS on a negative basis as they began to generate future taxable profits for the use of these credits.
e.3)Expected realization
Below, we present the expected periods for the realization of net deferred taxes, based on projections that may change in the future.

Year
2024	2,818,862
2025	406,649
2026	571,076
2027	852,317
2028	228,779
2029 onwards	(8,119,178)
Total	(3,241,495)
f)Reconciliation of income tax and social contribution expense
The Company and its subsidiaries recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay taxes based on estimates, as per the tax auxiliary trial balance. Taxes calculated on profits up to the balance sheet date are recorded in liabilities or assets, as applicable.
Below we present the reconciliations of the tax expense and the amounts is calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) in the table below for the year ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Income before taxes	5,573,916	4,831,591	5,959,529
Income and social contribution tax expenses, at the tax rate of 34%	(1,895,131)	(1,642,741)	(2,026,240)
Permanent differences
Tax benefit related to interest on equity allocated	881,202	705,500	929,900
IR and CS on interest SELIC update of undue debts	89,254	277,424	—
Non-deductible expenses, gifts, incentives	(95,677)	(84,844)	(87,115)
Exploration profit	90,258	76,174	24,185
Equity pickup	(4,623)	(8,072)	39,869
Unclaimed interest on equity	(19,253)	(56,933)	(38,311)
Deferred taxes on tax losses, negative basis and temporary differences recognized in subsidiaries	84,274	—	—
Composition of CSLL tax loss and negative base (SELIC update of undue debts)(1)	—	—	1,407,523
Other (2)	335,757	(40,197)	20,017
Tax debits	(533,939)	(773,689)	269,828

Effective rate	9.6%	16.0%	(4.5)%
Current income and social contribution taxes	(665,499)	(1,126,498)	(84,661)
Deferred income and social contribution taxes	131,560	352,809	354,489

.
(1)On July 8, 2020, the Company filed Writ of Mandamus No. 5012373-88.2020.4.03.6100 providing protection in recognizing challenges of its claims of illegality and unconstitutionality of the requirement to pay Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”) on interest income accruals at the SELIC rate arising from improperly collected taxes.

On September 24, 2021, the plenary of the Federal Supreme Court ("STF") judged, under the virtual system, the Extraordinary Appeal No. 1.063.187/SC, under general repercussion topic 962, which deals with IRPJ and CSLL on SELIC interest income on overpayments, similar to the Writ of Mandamus above. This judgment accepted, by unanimous vote, agreed to the claims of unconstitutionality for levying IRPJ and CSLL on tax overpayment. On September 30, 2021, the Judgment Minutes were published and, on December 16, 2021, the full decision was published.

Considering the effects of the general repercussion, the Company reprocess previous years' calculations and its tax losses increased. The company determined it will be able to utilize those additional tax losses based on future projections for profitability/profitability of the business. As a result of these assessments, in 2021 the Company recognized the amount of R$1,407,523, of which R$1,405,565 in deferred income tax and social contribution assets and R$1,958 in recoverable income tax and social contribution assets with a corresponding credit in the income tax and social contribution result. For 2022, as a result of the final and unappealable decision favorable to the claim, certified in the records on August 27, 2022, the Company has already been excluding the SELIC update on tax undue debts based on IRPJ and CSLL.
(2)Includes R$320,700 relating to deductible temporary differences arising from the Garliava acquisition whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.
g)Uncertainties about Income tax treatments
The Company and its subsidiaries have several assessments issued by the Federal Revenue of Brazil (“RFB”) for allegedly undue deductions of expenses, mainly related to the amortization of goodwill, in various administrative and judicial bodies, in the consolidated amount of R$30,577,416 on December 31, 2023 (R$29,882,262 on December 31, 2022). The Administration, supported by the position of its legal advisors, understands that a large part of these deductions will probably be accepted in decisions of higher courts of last instance (probability of acceptance greater than 50%).
Of this amount, for tax treatments in which the Company and its subsidiaries understand that the probability of loss is greater than 50%, non-current income tax and social contribution liabilities were recognized in the amount of R$198,205 on December 31, 2023 (R$104,438 on December 31, 2022). These actions involve compensation for overpayment of income tax and social contribution not approved by the RFB.

INCOME AND SOCIAL CONTRIBUTION TAXES	Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
a.2)Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of non-deductible goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.